STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 233,253	$ 8,009,751
Loss from operations	(233,253)	(8,009,751)
Other income:
Interest income bank	17	56
Interest earned on cash held in Trust Account	4,006	3,383,887
Other income	4,023	3,383,943
Net loss	$ (229,230)	$ (4,625,808)
Class A redeemable ordinary share
Other income:
Weighted average shares outstanding, basic	5,102,113	23,000,000
Weighted average shares outstanding, diluted	5,102,113	23,000,000
Basic net loss per share	$ (0.02)	$ (0.14)
Diluted net loss per share	$ (0.02)	$ (0.14)
Non-redeemable Class A and Class B ordinary shares
Other income:
Weighted average shares outstanding, basic	8,285,141	9,110,000
Weighted average shares outstanding, diluted	8,285,141	9,110,000
Basic net loss per share	$ (0.02)	$ (0.14)
Diluted net loss per share	$ (0.02)	$ (0.14)